UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund III

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.8% ¤
MUNICIPAL BONDS & NOTES 185.4%
ALABAMA 9.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$513
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,078
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	7,500	8,778
0.000% due 10/01/2050 (d)	19,000	16,248
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,500	6,430

		33,047

ARIZONA 9.2%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (e)	13,000	13,027
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	792
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,040
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	13,465

		32,324

CALIFORNIA 19.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,595
5.000% due 10/01/2042	3,260	3,466
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,725
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,578
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,617
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,170
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,180	1,316
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,547
6.000% due 04/01/2038	5,000	5,103
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,386
5.500% due 03/01/2040	3,200	3,354
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,684
6.750% due 02/01/2038	9,200	9,579
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,041
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,259
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,743
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,317
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,742
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,228

		67,450

COLORADO 1.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	1,500	1,540
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,059
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	673

Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	521

		4,793

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,356

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
5.682% due 08/01/2037	2,500	2,500
Tender Option Bond Trust Receipts/Certificates, District of Columbia Revenue Bonds, Series 2009
12.530% due 10/01/2039 (f)	3,335	3,331

		5,831

FLORIDA 5.6%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	516
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,256
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	190	197
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
8.059% due 10/01/2039 (f)	5,000	5,507
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	3,985
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,006
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	3,699
Tender Option Bond Trust Receipts/Certificates, Florida Revenue Bonds, Series 2009
11.760% due 10/01/2034 (f)	1,500	1,499

		19,665

GEORGIA 4.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,600	3,483
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	3,000	3,248
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,268

		16,999

HAWAII 0.5%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,590

ILLINOIS 13.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,016
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	428
5.500% due 01/01/2042	1,000	1,061
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,763
5.500% due 01/01/2034	2,665	2,855
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,382
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,007
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,662
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^(b)	1,000	240
6.000% due 03/01/2037 ^(b)	625	150
Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	400	413
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,051
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	3,000	3,043
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,250
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	1,996
5.000% due 05/01/2041	1,500	1,542
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,392
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	1,885

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	461
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,900	4,362

		48,959

INDIANA 0.5%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,660	1,828

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	403	418

		419

KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	2,000	1,991

		1,991

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,139
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2046	3,000	3,178

		5,317

LOUISIANA 2.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,055
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,610
6.000% due 10/01/2044	1,000	1,076
6.500% due 11/01/2035	400	433
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,223

		9,397

MARYLAND 1.9%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (e)	3,600	3,708
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,062
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	762
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,101

		6,633

MASSACHUSETTS 8.3%
Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (e)	4,000	4,132
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	275	289
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (c)(g)	140	29
6.250% due 11/15/2039	529	545
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,500	2,531
5.000% due 01/01/2047	1,000	1,067
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	3,185	3,188
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,634
University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (e)	15,745	15,880

		29,295

MICHIGAN 4.6%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,053
4.000% due 12/01/2040 (e)	500	502
5.000% due 12/01/2031 (e)	1,200	1,370
5.000% due 12/01/2046 (e)	2,500	2,757
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	1,500	1,652

5.000% due 10/15/2051 (e)	1,500	1,641
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	5,000	4,974
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	380

		16,329

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048 (a)	1,750	1,771

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,500	1,487
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	215	186
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	502

		2,175

NEBRASKA 1.6%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (e)	5,500	5,544

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,545	4,595
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	11,000	869

		5,464

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,082

NEW JERSEY 5.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,296
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,187
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,218
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	1,632
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	973
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	4,000	4,226

		19,532

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,062

NEW YORK 23.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	10,346
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,500	3,500
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,418
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,275
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (e)	5,500	5,544
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	311	53
6.700% due 01/01/2049	863	912
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	10,661
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (e)	9,000	9,172
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (e)	2,000	2,037
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (e)	7,500	7,581

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,126
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,755
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,040
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	1,000	1,022
New York State Urban Development Corp., Revenue Bonds, Series 2017
4.000% due 03/15/2046 (e)	7,000	7,121

		81,563

NORTH CAROLINA 2.5%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,420
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,522

		8,942

OHIO 18.0%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	524
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,001
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	947
5.875% due 06/01/2047	8,400	8,400
6.250% due 06/01/2037	5,000	5,206
6.500% due 06/01/2047	30,350	30,957
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	9,310	9,310
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,605
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,419

		63,369

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,600	1,767

PENNSYLVANIA 7.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,026
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	6,971
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,750	3,806
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,002
6.000% due 07/01/2035	670	672
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,026
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	104
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,109
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,413
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	750	828
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,761
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	504

		26,222

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,500	3,964

SOUTH CAROLINA 2.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,033
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	844
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,267

5.500% due 12/01/2053	1,750	1,876

		9,020

TENNESSEE 1.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,356
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (c)	1,000	689
0.000% due 12/01/2026 (c)	1,000	649
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,290
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,067

		6,051

TEXAS 20.5%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,333
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,867
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	4,000	4,485
Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (e)	5,000	5,052
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2048	1,000	1,014
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	310
4.000% due 08/15/2035 (e)	800	824
4.000% due 08/15/2036 (e)	600	614
4.000% due 08/15/2037 (e)	900	915
4.000% due 08/15/2040 (e)	900	907
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	5,538
5.500% due 12/15/2038	5,500	5,541
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,151
5.500% due 09/01/2041	600	656
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	2,500	2,506
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,016
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	550
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
8.020% due 08/01/2039 (f)	6,500	6,800
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	173
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	11,046
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (e)	5,000	5,148
5.000% due 04/15/2049 (a)	3,500	3,991
Trinity River Authority Central Regional Wastewater System, Texas Revenue Bonds, Series 2018
4.000% due 08/01/2038	1,000	1,030
University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,208
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	550

		72,225

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	1,349
6.750% due 10/01/2037	1,165	1,178
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	969

		3,496

UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,000	3,024

VIRGINIA 3.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,022
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	201	17
6.000% due 06/01/2043	615	596

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (e)	5,000	5,156
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,103

		10,894

WASHINGTON 1.8%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2048	4,000	4,065
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,022
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	536
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	850

		6,473

WEST VIRGINIA 0.7%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,026
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	1,500	1,528

		2,554

WISCONSIN 3.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,555
7.000% due 07/01/2048	750	780
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,786
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,017
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,055
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	2,000

		11,193

Total Municipal Bonds & Notes (Cost $617,792)		651,610

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (h) 2.4%
		8,471

Total Short-Term Instruments (Cost $8,471)		8,471

Total Investments in Securities (Cost $626,263)		660,081

Total Investments 187.8% (Cost $626,263)		$660,081
Preferred Shares (53.8)%		(189,000)
Other Assets and Liabilities, net (34.0)%		(119,656)

Net Assets Applicable to Common Shareholders 100.0%		$351,425

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2018.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$5	$29	0.01%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$8,471	U.S. Treasury Bonds 3.625% due 02/15/2044	$(8,646)	$8,471	$8,472

Total Repurchase Agreements						$(8,646)	$8,471	$8,472

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$33,047	$0	$33,047
Arizona	0	32,324	0	32,324
California	0	67,450	0	67,450
Colorado	0	4,793	0	4,793
Connecticut	0	1,356	0	1,356
District of Columbia	0	5,831	0	5,831
Florida	0	19,665	0	19,665
Georgia	0	16,999	0	16,999
Hawaii	0	1,590	0	1,590
Illinois	0	48,959	0	48,959
Indiana	0	1,828	0	1,828
Iowa	0	419	0	419
Kansas	0	1,991	0	1,991
Kentucky	0	5,317	0	5,317
Louisiana	0	9,397	0	9,397
Maryland	0	6,633	0	6,633
Massachusetts	0	29,295	0	29,295
Michigan	0	16,329	0	16,329
Minnesota	0	1,771	0	1,771
Missouri	0	2,175	0	2,175
Nebraska	0	5,544	0	5,544
Nevada	0	5,464	0	5,464
New Hampshire	0	2,082	0	2,082
New Jersey	0	19,532	0	19,532
New Mexico	0	1,062	0	1,062
New York	0	81,563	0	81,563
North Carolina	0	8,942	0	8,942
Ohio	0	63,369	0	63,369
Oklahoma	0	1,767	0	1,767
Pennsylvania	0	26,222	0	26,222
Puerto Rico	0	3,964	0	3,964
South Carolina	0	9,020	0	9,020
Tennessee	0	6,051	0	6,051
Texas	0	72,225	0	72,225
U.S. Virgin Islands	0	3,496	0	3,496
Utah	0	3,024	0	3,024
Virginia	0	10,894	0	10,894
Washington	0	6,473	0	6,473
West Virginia	0	2,554	0	2,554
Wisconsin	0	11,193	0	11,193
Short-Term Instruments
Repurchase Agreements	0	8,471	0	8,471

Total Investments	$0	$660,081	$0	$660,081

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018